Rule 497(e)
                                      Registration Nos. 333-176976 and 811-22245



                      FIRST TRUST EXCHANGE-TRADED FUND III

                       FIRST TRUST LONG/SHORT EQUITY ETF
                       FIRST TRUST MANAGED MUNICIPAL ETF
                                 (the "Funds")

         SUPPLEMENT TO EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 2, 2015


                              DATED APRIL 7, 2015

            Notwithstanding anything to the contrary in each Fund's Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

            Policy Regarding Investment in Other Investment Companies. Beginning on or about June 7, 2015, the Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE